Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 240.1
Depreciation	53.9	$ 57.9
Ending balance	233.7	240.1
Engineering equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	56.9
Ending balance	65.2	56.9
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	42.1
Ending balance	37.6	42.1
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	119.9
Ending balance	107.3	119.9
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	21.2
Ending balance	23.6	21.2
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	486.9	500.6
Additions	46.2	33.3
Additions arising on acquisitions	11.6	2.2
Disposals	40.9	45.3
Impact of foreign exchange	(4.3)	(3.9)
Ending balance	499.5	486.9
Cost | Engineering equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	118.4	126.8
Additions	21.5	13.3
Additions arising on acquisitions	5.6	1.4
Disposals	15.3	22.6
Impact of foreign exchange	(1.5)	(0.5)
Ending balance	128.7	118.4
Cost | Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	85.3	86.8
Additions	5.1	5.0
Additions arising on acquisitions	0.7	0.4
Disposals	6.7	6.0
Impact of foreign exchange	(0.8)	(0.9)
Ending balance	83.6	85.3
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	242.6	246.6
Additions	15.1	12.6
Additions arising on acquisitions	3.3	0.2
Disposals	15.7	15.0
Impact of foreign exchange	(1.4)	(1.8)
Ending balance	243.9	242.6
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	40.6	40.4
Additions	4.5	2.4
Additions arising on acquisitions	2.0	0.2
Disposals	3.2	1.7
Impact of foreign exchange	(0.6)	(0.7)
Ending balance	43.3	40.6
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(246.8)	(214.1)
Depreciation	53.9	57.9
Disposals	(38.5)	(42.3)
Impairment	5.7	19.5
Impact of foreign exchange	(2.1)	(2.4)
Ending balance	(265.8)	(246.8)
Accumulated depreciation | Engineering equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(61.5)	(65.3)
Depreciation	17.5	17.2
Disposals	(14.7)	(20.5)
Impairment	0.0	0.0
Impact of foreign exchange	(0.8)	(0.5)
Ending balance	(63.5)	(61.5)
Accumulated depreciation | Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(43.2)	(37.9)
Depreciation	7.2	8.1
Disposals	(5.7)	(5.5)
Impairment	1.6	3.2
Impact of foreign exchange	(0.3)	(0.5)
Ending balance	(46.0)	(43.2)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(122.7)	(92.7)
Depreciation	26.2	29.7
Disposals	(15.6)	(14.9)
Impairment	4.1	16.3
Impact of foreign exchange	(0.8)	(1.1)
Ending balance	(136.6)	(122.7)
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(19.4)	(18.2)
Depreciation	3.0	2.9
Disposals	(2.5)	(1.4)
Impairment	0.0	0.0
Impact of foreign exchange	(0.2)	(0.3)
Ending balance	$ (19.7)	$ (19.4)